Note 10 - Long-term Debt - Schedule of Long-term Debt (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 22, 2016	Aug. 10, 2016	Jan. 27, 2016
Long-term debt	$ 1,352,029,000	$ 1,426,162,000
Other financing arrangements	566,154,000	594,350,000
Less: Deferred financing costs	(9,263,000)	(9,012,000)
Total long-term debt, net	1,342,766,000	1,417,150,000
Less: Long-term debt current portion	(169,951,000)	(213,022,000)
Add: Deferred financing costs, current portion	2,121,000	2,277,000
Total long-term debt, non-current, net	1,174,936,000	1,206,405,000
Loans Payable [Member]
Long-term debt	785,875,000	831,812,000
Loans Payable [Member] | Mas Shipping Co. Term Loan [Member]
Long-term debt	0	0
Loans Payable [Member] | Montes Shipping Co. and Kelsen Shipping Co. Term Loans [Member]
Long-term debt	8,500,000	22,000,000			$ 66,000,000
Loans Payable [Member] | Undine Shipping Co., Quentin Shipping Co. and Sander Shipping Co. [Member]
Long-term debt	0	0
Loans Payable [Member] | Raymond Shipping Co. and Terance Shipping Co. Term Loans [Member]
Long-term debt	0	0
Loans Payable [Member] | Uriza Shipping Co. Term Loan [Member]
Long-term debt	21,667,000	23,833,000
Loans Payable [Member] | Costis Maritime Co., Christos Maritime Co. and Capetanissa Maritime Co. [Member]
Long-term debt	0	65,375,000		$ 116,500,000
Loans Payable [Member] | Rena Maritime Co., Finch Shipping Co. and Joyner Carriers S.A. [Member]
Long-term debt	0	18,080,000	$ 37,500,000
Loans Payable [Member] | Nerida Shipping Company Term Loan [Member]
Long-term debt	12,675,000	13,575,000
Loans Payable [Member] | Costamare Inc. 1 [Member]
Long-term debt	0	155,195,000
Loans Payable [Member] | Singleton Shipping Co. and Tatum Shipping Co. Term Loan [Member]
Long-term debt	42,400,000	44,000,000
Loans Payable [Member] | Reddick Shipping Co. and Verandi Shipping Co. [Member]
Long-term debt	17,680,000	20,120,000
Loans Payable [Member] | Costamare Inc. 2 [Member]
Long-term debt	32,385,000	36,385,000
Loans Payable [Member] | Bastian Shipping Co and Cadence Shipping Co Loan Agreement [Member]
Long-term debt	120,800,000	128,400,000
Loans Payable [Member] | Adele Shipping Co Loan Agreement [Member]
Long-term debt	63,500,000	66,500,000
Loans Payable [Member] | Raymond Shipping Co., Terance Shipping Co. and Undine Shipping Co. Term Loans [Member]
Long-term debt	141,330,000	147,110,000
Loans Payable [Member] | Quentin Shipping Co. and Sander Shipping Co. Term Loans [Member]
Long-term debt	85,716,000	91,239,000
Loans Payable [Member] | Costamare Inc. 3 [Member]
Long-term debt	29,222,000	0
Loans Payable [Member] | Capetanissa Maritime Corporation et al. [Member]
Long-term debt	70,000,000	0
Loans Payable [Member] | Caravokyra Maritime Corporation et al. [Member]
Long-term debt	70,000,000	0
Loans Payable [Member] | Achilleas Maritime Corporation et al. [Member]
Long-term debt	$ 70,000,000	$ 0